INTERIM CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS (Unaudited) $ in Thousands			6 Months Ended
		Jul. 22, 2021 ₪ / shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares
Revenues			$ 0	$ 6
Cost of sales			547	15
Gross loss			(547)	(9)
Operating expenses:
Research and development expenses, net			38,923	16,694
Selling, general and administrative expenses			26,618	27,038
Total operating expenses			65,541	43,732
Operating loss			(66,088)	(43,741)
Income from warrants remeasurement			(17,747)	0
Financial income, net			(2,845)	(12)
Net loss before income tax			(45,496)	(43,729)
Income tax expense			1,213	45
Net loss			(46,709)	(43,774)
Net comprehensive loss			$ (46,709)	$ (43,774)
Weighted average number of ordinary shares and preferred shares used in computing basic net loss per share (in shares) | shares	[1]		290,975,091	196,367,365
Weighted average number of ordinary shares and preferred shares used in computing diluted net loss per share (in shares) | shares	[1]		290,975,091	196,367,365
Stock split, ratio		26.7017
Common stock par value (in NIS per share) | ₪ / shares		₪ 0.01
Preferred stock par value (in NIS per share) | ₪ / shares		₪ 0.01
Class A Ordinary shares
Operating expenses:
Basic net loss per share (in USD per share) | $ / shares			$ (0.16)
Diluted net loss per share (in USD per share) | $ / shares			$ (0.16)

[1]	Prior period results have been retroactively adjusted to reflect the 1:26.7017 stock split and the changes in par value from 0.01 NIS to no par value effected on July 22, 2021.